Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets, fair value, recurring		$ 930,311
Impaired Loans [Member]
Assets, fair value, nonrecurring	$ 6,952,343	8,544,993
Other Real Estate [Member]
Assets, fair value, nonrecurring	2,505,188	2,535,884
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Assets, fair value, nonrecurring
Fair Value, Inputs, Level 2 [Member] | Other Real Estate [Member]
Assets, fair value, nonrecurring
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Assets, fair value, nonrecurring	6,952,343	8,544,993
Fair Value, Inputs, Level 3 [Member] | Other Real Estate [Member]
Assets, fair value, nonrecurring	2,505,188	2,535,884
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Assets, fair value, nonrecurring
Fair Value, Inputs, Level 1 [Member] | Other Real Estate [Member]
Assets, fair value, nonrecurring
Available-for-sale Securities [Member]
Assets, fair value, recurring	323,657,870	296,149,299
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, recurring	323,081,486	295,218,988
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value, recurring	576,384	930,311
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, recurring
US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member]
Assets, fair value, recurring	319,097,374	291,049,853
US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, recurring	319,097,374	291,049,853
US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value, recurring
US Government Agencies Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, recurring
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Assets, fair value, recurring	4,560,496	5,099,446
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, recurring	3,984,112	4,169,135
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value, recurring	$ 576,384	930,311
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, recurring